Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Note Payable To Bank Tables
Schedule of principal payments	Principal payments due under the terms of the notes described above are as follows:
Principal Due in Next 12 Months
2017	$3,623,793
2018	42,677
$3,666,470

Principal Due in Next 12 months
2017	$3,425,961
2018	73,598
$3,422,294